Condensed Consolidated Statements of Cash Flows - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of cash flows [abstract]
CASH FLOWS FROM OPERATING ACTIVITIES	€ 28,045	€ 45,068
NET INCOME	4,440	(10,338)
Adjustments made to obtain the cash flows from operating activities	11,142	24,498
Depreciation and amortization	1,381	1,419
Other adjustments	9,761	23,079
Net increase/(decrease) in operating assets	9,091	116,992
Financial assets held-for-trading	(13,569)	23,047
Non-trading financial assets mandatorily at fair value through profit or loss	280	1,093
Financial assets at fair value through profit or loss	7,447	31,872
Financial assets at fair value through other comprehensive income	(6,313)	6,719
Financial assets at amortised cost	26,923	49,175
Other operating assets	(5,677)	5,086
Net increase/(decrease) in operating liabilities	22,830	148,123
Financial liabilities held-for-trading	(13,014)	25,175
Financial liabilities designated at fair value through profit or loss	6,467	1,171
Financial liabilities at amortised cost	33,692	124,835
Other operating liabilities	(4,315)	(3,058)
Income tax recovered/(paid)	(1,276)	(223)
CASH FLOWS FROM INVESTING ACTIVITIES	(1,678)	(2,845)
Payments	4,022	4,664
Payments for tangible assets	3,363	2,538
Payments for intangible assets	593	609
Payments for investments	11	466
Payments for subsidiaries and other business units	55	1,051
Payments for non-current assets held for sale and associated liabilities	0	0
Other payments related to investing activities	0	0
Proceeds from investing	2,344	1,819
Proceeds from tangible assets	1,673	875
Proceeds from intangible assets	0	0
Proceeds from investments	286	29
Proceeds from subsidiaries and other business units	0	526
Proceeds from non-current assets held for sale and associated liabilities	385	389
Other proceeds related to investment activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES	(286)	(1,858)
Payments for financing	2,277	4,210
Payments for dividends	477	0
Payments of subordinated liabilities	645	2,089
Redemption of own equity instruments	0	0
Payments for acquisition of own equity instruments	404	454
Other payments related to financing activities	751	1,667
Proceeds from financing	1,991	2,352
Proceeds from subordinated liabilities	1,586	1,853
Issuance of own equity instruments	0	0
Proceeds from disposal of own equity instruments	387	421
Other proceeds related to financing activities	18	78
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	3,171	(3,166)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	29,252	37,199
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	153,839	101,067
CASH AND CASH EQUIVALENTS AT END OF PERIOD	183,091	138,266
COMPONENTS OF CASH AND CASH EQUIVALENTS AT END OF PERIOD
Cash	6,929	7,002
Cash and bank balances at central banks	160,991	114,253
Other financial assets	15,171	17,011
Less: bank overdrafts refundable on demand	0	0
Total cash and cash equivalents	183,091	138,266
In which: restricted cash	€ 0	€ 0